FAIR VALUE MEASUREMENTS - Interest Rate Swaps (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 01, 2013
Interest rate derivatives
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)	[1]			$ 1,000,000	$ 1,000,000	$ 1,000,000
Term loan | 2013 Term Loan Facility due 2018
Interest rate derivatives
Amount of facility							$ 500,000,000
Portland Natural Gas Transmission System
Interest rate derivatives
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)				1,000,000	1,000,000	1,000,000
Payments for derivative instruments		$ 20,900,000		$ 20,900,000
Interest acquired by Partnership (as a percent)		61.71%		61.71%
Net unamortized loss included in AOCL		$ 2,000,000		$ 2,000,000	2,000,000
Amortization of derivatives loss		$ 0	$ 0	$ 800,000	800,000	800,000
Interest rate swaps | Term loan | 2013 Term Loan Facility due 2018
Interest rate derivatives
Weighted average fixed interest rate (as a percent)		2.31%		2.31%
Hedges of cash flows | Interest rate swaps
Interest rate derivatives
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)		$ 1,000,000	(2,000,000)	$ 2,000,000	0	(1,000,000)
Hedges of cash flows | Interest rate swaps | Financial charges and other
Interest rate derivatives
Net realized loss related to the interest rate swaps		0	$ 0	3,000,000	2,000,000	$ 2,000,000
Hedges of cash flows | Interest rate swaps | Recurring fair value measurement | Level 2
Interest rate derivatives
Fair value of derivative asset, gross				1,000,000
Fair value of derivative liability, gross				1,000,000
Fair value of derivatives, net		2,000,000		0	1,000,000
Designated as hedge | Interest rate swaps | Recurring fair value measurement | Level 2
Interest rate derivatives
Fair value of derivative asset, gross		$ 2,000,000
Fair value of derivative liability, gross				0	$ 1,000,000
Designated as hedge | Hedges of cash flows | Interest rate swaps | Level 2
Interest rate derivatives
Fair value of derivative asset, gross				1,000,000
Fair value of derivative liability, gross				$ 1,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).